Leases - Narrative (Details)	12 Months Ended
Jun. 30, 2022
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Disclosure of quantitative information about right-of-use assets [line items]
Term of lease (in years)	1 year
Top of range
Disclosure of quantitative information about right-of-use assets [line items]
Term of lease (in years)	12 years